LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Increase in right-of-use asset	$ 977,220
Lease payments	13,943
Operating lease amortization expense	181,218	$ 131,558
Payment for operating lease liabilities	$ 164,618	$ 131,153